Accrued liabilities and provisions (Details 1) - Legal proceedings contingent liability [member] - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Consulting Group and Industrial Consulting SAS [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent liabilities	$ 15,541	$ 0
Third Parties [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent liabilities	11,019	11,019
Oleoducto Central S.A. - Ocensa [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent liabilities	9,410	9,410
Ministry of Finance and Public Credit [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent liabilities	0	64,104
Schrader Camargo [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Estimated financial effect of contingent liabilities	$ 0	$ 17,003